Accessor Funds, Inc.

                          Supplement dated May 23, 2008
                       To Prospectus dated April 29, 2008


This supplement provides new and additional information beyond that contained in the prospectus, and should be read in conjunction with such prospectus. Capitalized terms not defined herein should have the meaning set forth in the prospectus.


NOT FDIC INSURED           NO BANK GUARANTEE         MAY LOSE VALUE

================================================================================

On May 22, 2008 the Board of Directors of Accessor Funds, Inc. approved replacing SSgA Funds Management, Inc. with Los Angeles Capital Management and Equity Research, Inc. as the Money Manager of the Small to Mid Cap Fund, effective June 2, 2008.

                              Accessor Funds, Inc.

                          Supplement dated May 23, 2008
                       To Prospectus dated April 29, 2008


This supplement provides new and additional information beyond that contained in the prospectus, and should be read in conjunction with such prospectus. Capitalized terms not defined herein should have the meaning set forth in the prospectus.


NOT FDIC INSURED           NO BANK GUARANTEE         MAY LOSE VALUE


================================================================================
UNDER THE HEADING "MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE," IN THE SECTION "MONEY MANAGER" ON PAGE 10, THE SECOND PARAGRAPH IS RESTATED IN ITS ENTIRETY AS FOLLOWS:

The Money Manager uses a team approach to the management of the Fund. John P. Culhane, CFA, Senior Vice President, is primarily responsible for the day-to-day management of the Fund and has been since July 4, 2004. Pennant Management's Investment Committee has primary responsibility for setting the broad investment strategy and for overseeing the ongoing management of all client portfolios, under the supervision of Mark A. Elste, CFA, President and Chief Investment Officer. The team have all held their present titles since joining Pennant Management. Mr. Culhane has been a portfolio manager with Pennant Management since 2002. Prior to joining Pennant Management, Mr. Culhane was the Chief Investment Officer at GreatBanc Trust Company since 1989. Prior to forming Pennant Management in 1992, Mr. Elste was the Chief Investment Officer for Banc One Investment Advisors, Inc. and Banc One Wisconsin Trust Co., NA.